UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09439

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 5

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2013

Date of reporting period:	1/31/2013

Item1 – Reports to Stockholders –

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON CONSERVATIVE GROWTH FUND

SEMIANNUAL REPORT • JANUARY 31, 2013

Fund Type

Large Cap Stock

Objective

Seeks long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2013, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, Jennison, the Prudential logo, the Rock symbol and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

March 15, 2013

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Conservative Growth Fund informative and useful. The report covers performance for the six-month period that ended January 31, 2013.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Conservative Growth Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Jennison Conservative Growth Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A shares have a maximum initial sales charge of 5.50%. Gross annualized operating expenses: Class A, 1.50%; Class B, 2.20%; Class C, 2.20%; Class X, 2.20%. Net annualized operating expenses: Class A, 1.45%; Class B, 2.20%; Class C, 2.20%; Class X, 2.20%, after contractual reduction through 11/30/2013 for Class A shares.

Cumulative Total Returns (Without Sales Charges) as of 1/31/13
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	11.30%	17.91%	25.33%	112.09%	—
Class B	10.89	16.95	20.57	96.50	—
Class C	10.89	17.11	20.57	96.50	—
Class X	10.89	17.11	20.57	N/A	21.33% (3/26/07)
Russell 1000® Growth Index	7.75	13.43	31.91	120.71	—
S&P 500 Index	9.90	16.76	21.50	114.38	—
Lipper Large-Cap Growth Funds Avg.	9.40	13.31	22.20	105.10	—

Average Annual Total Returns (With Sales Charges) as of 12/31/12
		One Year	Five Years	Ten Years	Since Inception
Class A		9.91%	0.81%	6.38%	—
Class B		10.67	1.00	6.21	—
Class C		14.52	1.19	6.20	—
Class X		9.52	0.62	N/A	2.10% (3/26/07)
Russell 1000 Growth Index		15.26	3.12	7.52	—
S&P 500 Index		15.99	1.66	7.10	—
Lipper Large-Cap Growth Funds Avg.		15.27	1.19	6.68	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50% and a 12b-1 fee of 0.30% annually. All investors who purchase

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Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A CDSC is waived for purchases by certain retirement and/or benefit plans. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase, and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are not subject to a front-end sales charge, but charge a CDSC of 1% for Class C shares sold within 12 months from the date of purchase, and an annual 12b-1 fee of 1%. Class X shares are closed to new investors and are available only by exchange from the same share class of another Prudential Investments fund. Class X shares purchased are not subject to a front-end sales charge, but are subject to a declining CDSC of 6%, 5%, 4%, 4%, 3%, 2%, 2% and 1%, respectively, for the first eight years after purchase and a 12b-1 fee of 1% annually. Approximately 10 years after purchase, Class X shares will automatically convert to Class A shares on a monthly basis. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

Russell 1000 Growth Index

The Russell 1000 Growth Index is an unmanaged index which contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates. Russell 1000 Growth Index Closest Month-End to Inception cumulative total return as of 1/31/13 is 34.40% for Class X. Russell 1000 Growth Index Closest Month-End to Inception average annual total return as of 12/31/12 is 4.51% for Class X.

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives an indication of how stock prices in the United States have performed. S&P 500 Index Closest Month-End to Inception cumulative total return as of 1/31/13 is 19.72% for Class X. S&P 500 Index Closest Month-End to Inception average annual total return as of 12/31/12 is 2.28% for Class X.

Lipper Large-Cap Growth Funds Average

The Lipper Large-Cap Growth Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Large-Cap Growth Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Lipper Average Closest Month-End to Inception cumulative total return as of 1/31/13 is 26.07% for Class X. Lipper Average Closest Month-End to Inception average annual total return as of 12/31/12 is 3.24% for Class X.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes are measured from the closest month-end to inception date, and not from the Class’ actual inception date.

Prudential Jennison Conservative Growth Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 1/31/13
Apple, Inc., Computers & Peripherals	4.0%
Google, Inc. (Class A Stock), Internet Software & Services	3.7
Goldman Sachs Group, Inc. (The), Capital Markets	3.3
Walt Disney Co. (The), Media	3.0
Morgan Stanley, Capital Markets	3.0

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 1/31/13
Capital Markets	7.8%
Pharmaceuticals	6.7
Computers & Peripherals	6.1
Energy Equipment & Services	5.6
Internet Software & Services	5.2

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2012, at the beginning of the period, and held through the six-month period ended January 31, 2013. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Jennison Conservative Growth Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Conservative Growth Fund		Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,113.00	1.45%	$7.72
	Hypothetical	$1,000.00	$1,017.90	1.45%	$7.38

Class B	Actual	$1,000.00	$1,108.90	2.20%	$11.69
	Hypothetical	$1,000.00	$1,014.12	2.20%	$11.17

Class C	Actual	$1,000.00	$1,108.90	2.20%	$11.69
	Hypothetical	$1,000.00	$1,014.12	2.20%	$11.17

Class X	Actual	$1,000.00	$1,108.90	2.20%	$11.69
	Hypothetical	$1,000.00	$1,014.12	2.20%	$11.17

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2013, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2013 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

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Portfolio of Investments

as of January 31, 2013 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 99.9%
COMMON STOCKS

Aerospace & Defense 1.6%
11,008	Boeing Co. (The)	$813,161
10,563	Precision Castparts Corp.	1,937,254
5,736	United Technologies Corp.	502,302

		3,252,717

Air Freight & Logistics 1.5%
29,822	FedEx Corp.	3,025,442

Airlines 0.7%
123,897	Southwest Airlines Co.	1,388,885

Beverages 1.4%
73,214	Coca-Cola Co. (The)	2,726,489

Capital Markets 7.8%
13,010	BlackRock, Inc. (Class A Stock)	3,074,003
44,401	Goldman Sachs Group, Inc. (The)	6,565,132
258,702	Morgan Stanley	5,911,340

		15,550,475

Chemicals 2.1%
44,499	LyondellBasell Industries NV (Class A Stock)	2,822,126
13,582	Monsanto Co.	1,376,536

		4,198,662

Communications Equipment 2.2%
67,428	QUALCOMM, Inc.	4,452,271

Computers & Peripherals 6.1%
17,653	Apple, Inc.	8,037,587
42,226	EMC Corp.*	1,039,182
66,437	Western Digital Corp.	3,122,539

		12,199,308

Diversified Financial Services 1.5%
118,659	Leucadia National Corp.(a)	3,019,872

Diversified Telecommunication Services 1.2%
56,851	Verizon Communications, Inc.	2,479,272

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	7

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Electric Utilities 0.5%
13,357	ITC Holdings Corp.	$1,081,917

Electrical Equipment 1.5%
52,083	Eaton Corp. PLC	2,966,127

Energy Equipment & Services 5.6%
76,138	Halliburton Co.	3,097,294
41,301	National Oilwell Varco, Inc.	3,062,056
63,986	Schlumberger Ltd.	4,994,107

		11,153,457

Food & Staples Retailing 3.7%
9,199	Costco Wholesale Corp.	941,426
57,272	CVS Caremark Corp.	2,932,326
38,593	Wal-Mart Stores, Inc.	2,699,580
8,599	Whole Foods Market, Inc.	827,654

		7,400,986

Food Products 3.8%
56,177	Kraft Foods Group, Inc.	2,596,501
178,005	Mondelez International, Inc. (Class A Stock)	4,946,759

		7,543,260

Gas Utilities 1.6%
66,033	ONEOK, Inc.	3,104,211

Health Care Equipment & Supplies 1.5%
70,501	Abbott Laboratories	2,388,574
11,468	Medtronic, Inc.	534,409

		2,922,983

Health Care Providers & Services 4.2%
14,352	Express Scripts Holding Co.*	766,684
84,488	UnitedHealth Group, Inc.	4,664,582
44,136	WellPoint, Inc.	2,860,896

		8,292,162

Household Products 1.5%
39,290	Procter & Gamble Co. (The)	2,953,036

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Insurance 4.1%
48,142	Aon PLC	$2,779,719
73,590	Marsh & McLennan Cos., Inc.	2,610,973
36,497	Travelers Cos., Inc. (The)	2,863,555

		8,254,247

Internet & Catalog Retail 1.9%
11,536	Amazon.com, Inc.*	3,062,808
1,190	priceline.com, Inc.*	815,709

		3,878,517

Internet Software & Services 5.2%
10,660	Baidu, Inc. (China), ADR*	1,154,478
9,655	Google, Inc. (Class A Stock)*	7,296,187
4,097	LinkedIn Corp. (Class A Stock)*	507,168
17,237	Tencent Holdings Ltd. (China), ADR	605,191
35,510	Youku Tudou, Inc. (China), ADR*(a)	808,207

		10,371,231

IT Services 3.5%
5,618	International Business Machines Corp.	1,140,847
8,279	MasterCard, Inc. (Class A Stock)	4,291,834
9,592	Visa, Inc. (Class A Stock)	1,514,673

		6,947,354

Machinery 0.3%
4,342	Cummins, Inc.	498,592

Media 4.7%
72,864	Comcast Corp. (Class A Stock)	2,774,661
18,419	News Corp. (Class A Stock)(a)	510,943
111,062	Walt Disney Co. (The)	5,984,021

		9,269,625

Metals & Mining 0.3%
16,075	Southern Copper Corp.	633,194

Multiline Retail 2.9%
63,135	Kohl’s Corp.	2,922,519
47,708	Target Corp.(a)	2,882,040

		5,804,559

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	9

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels 4.6%
32,283	EOG Resources, Inc.	$4,034,729
26,780	Noble Energy, Inc.	2,886,616
18,792	Pioneer Natural Resources Co.	2,208,812

		9,130,157

Personal Products 0.2%
7,859	Estee Lauder Cos., Inc. (The) (Class A Stock)	478,849

Pharmaceuticals 6.7%
70,392	AbbVie, Inc.	2,582,682
93,476	Bristol-Myers Squibb Co.	3,378,223
38,176	Johnson & Johnson(a)	2,821,970
13,502	Novo Nordisk A/S (Denmark), ADR	2,489,094
21,595	Shire PLC (Ireland), ADR	2,162,523

		13,434,492

Real Estate Investment Trusts 2.7%
16,254	American Tower Corp.	1,237,742
24,347	Equity Residential	1,348,580
61,096	HCP, Inc.	2,834,244

		5,420,566

Road & Rail 0.3%
3,743	Union Pacific Corp.	492,055

Semiconductors & Semiconductor Equipment 2.6%
33,754	ARM Holdings PLC (United Kingdom), ADR(a)	1,385,939
31,568	Avago Technologies Ltd.	1,129,187
126,539	Intel Corp.(a)	2,662,381

		5,177,507

Software 3.3%
96,377	Microsoft Corp.	2,647,476
79,062	Oracle Corp.	2,807,492
6,560	Salesforce.com, Inc.*(a)	1,129,173

		6,584,141

Specialty Retail 3.1%
94,664	Inditex SA (Spain), ADR	2,641,126
72,940	Lowe’s Cos., Inc.	2,785,579

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Specialty Retail (cont’d.)
18,742	TJX Cos., Inc.	$846,763

		6,273,468

Textiles, Apparel & Luxury Goods 1.8%
18,555	Burberry Group PLC (United Kingdom), ADR	796,009
11,377	Luxottica Group SpA (Italy), ADR	523,570
24,351	NIKE, Inc. (Class B Stock)	1,316,172
5,504	Ralph Lauren Corp.	916,306

		3,552,057

Water Utilities 1.2%
88,055	Aqua America, Inc.(a)	2,397,738

Wireless Telecommunication Services 0.5%
15,284	Crown Castle International Corp.*	1,077,828

	Total long-term investments (cost $156,570,004)	199,387,709

SHORT-TERM INVESTMENT 8.2%

Affiliated Money Market Mutual Fund
16,298,999	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $16,298,999, includes $15,751,231 of cash collateral received for securities on loan) (Note 3)(b)(c)	16,298,999

	Total Investments 108.1% (cost $172,869,003; Note 5)	215,686,708
	Liabilities in excess of other assets (8.1%)	(16,096,423)

	Net Assets 100.0%	$199,590,285

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $15,245,756; cash collateral of $15,751,231 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	11

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$199,387,709	$—	$—
Affiliated Money Market Mutual Fund	16,298,999	—	—

Total	$215,686,708	$—	$—

See Notes to Financial Statements.

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The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2013 was as follows:

Affiliated Money Market Mutual Fund (including 7.9% of collateral received for securities on loan)	8.2%
Capital Markets	7.8
Pharmaceuticals	6.7
Computers & Peripherals	6.1
Energy Equipment & Services	5.6
Internet Software & Services	5.2
Media	4.7
Oil, Gas & Consumable Fuels	4.6
Health Care Providers & Services	4.2
Insurance	4.1
Food Products	3.8
Food & Staples Retailing	3.7
IT Services	3.5
Software	3.3
Specialty Retail	3.1
Multiline Retail	2.9
Real Estate Investment Trusts	2.7
Semiconductors & Semiconductor Equipment	2.6
Communications Equipment	2.2
Chemicals	2.1
Internet & Catalog Retail	1.9
Textiles, Apparel & Luxury Goods	1.8%
Aerospace & Defense	1.6
Gas Utilities	1.6
Air Freight & Logistics	1.5
Diversified Financial Services	1.5
Electrical Equipment	1.5
Household Products	1.5
Health Care Equipment & Supplies	1.5
Beverages	1.4
Diversified Telecommunication Services	1.2
Water Utilities	1.2
Airlines	0.7
Electric Utilities	0.5
Wireless Telecommunication Services	0.5
Metals & Mining	0.3
Machinery	0.3
Road & Rail	0.3
Personal Products	0.2

108.1
Liabilities in excess of other assets	(8.1)

100.0%

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	13

Statement of Assets and Liabilities

as of January 31, 2013 (Unaudited)

Assets
Investments at value, including securities on loan of $15,245,756:
Unaffiliated Investments (cost $156,570,004)	$199,387,709
Affiliated Investments (cost $16,298,999)	16,298,999
Dividends and interest receivable	247,905
Prepaid expenses	9,767
Receivable for Fund shares sold	6,175
Foreign tax reclaim receivable	5,956

Total assets	215,956,511

Liabilities
Payable to broker for collateral for securities on loan (Note 3)	15,751,231
Accrued expenses	267,337
Management fee payable	116,950
Payable for Fund shares reacquired	107,481
Distribution fee payable	76,407
Affiliated transfer agent fee payable	46,820

Total liabilities	16,366,226

Net Assets	$199,590,285

Net assets were comprised of:
Shares of beneficial interest, at par	$22,172
Paid-in capital in excess of par	193,343,017

193,365,189
Undistributed net investment income	249,273
Accumulated net realized loss on investment and foreign currency transactions	(36,841,882)
Net unrealized appreciation on investments	42,817,705

Net assets, January 31, 2013	$199,590,285

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($144,504,794 ÷ 15,575,154 shares of beneficial interest issued and outstanding)	$9.28
Maximum sales charge (5.50% of offering price)	0.54

Maximum offering price to public	$9.82

Class B
Net asset value, offering price and redemption price per share ($5,131,891 ÷ 614,369 shares of beneficial interest issued and outstanding)	$8.35

Class C
Net asset value, offering price and redemption price per share ($48,426,996 ÷ 5,799,361 shares of beneficial interest issued and outstanding)	$8.35

Class X
Net asset value, offering price and redemption price per share ($1,526,604 ÷ 182,892 shares of beneficial interest issued and outstanding)	$8.35

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	15

Statement of Operations

Six Months Ended January 31, 2013 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $30,636)	$2,176,280
Affiliated income from securities loaned, net	10,926
Affiliated dividend income	1,582

Total income	2,188,788

Expenses
Management fee	685,112
Distribution fee—Class A	172,322
Distribution fee—Class B	25,847
Distribution fee—Class C	237,259
Distribution fee—Class L	7,682
Distribution fee—Class X	9,006
Transfer agent’s fees and expenses (including affiliated expense of $54,300) (Note 3)	339,000
Custodian’s fees and expenses	42,000
Registration fees	40,000
Reports to shareholders	30,000
Audit fee	11,000
Legal fees and expenses	10,000
Trustees’ fees	7,000
Insurance	2,000
Miscellaneous	9,902

Total expenses	1,628,130

Net investment income	560,658

Realized And Unrealized Gain On Investment Transactions
Net realized gain on investment and foreign currency transactions	4,448,316
Net change in unrealized appreciation (depreciation) on investments	15,591,669

Net gain on investment transactions	20,039,985

Net Increase In Net Assets Resulting From Operations	$20,600,643

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2013	Year Ended July 31, 2012
Increase (Decrease) In Net Assets
Operations
Net investment income	$560,658	$408,109
Net realized gain on investment and foreign currency transactions	4,448,316	2,615,762
Net change in unrealized appreciation (depreciation) on investments	15,591,669	4,380,935

Net increase in net assets resulting from operations	20,600,643	7,404,806

Dividends from net investment income (Note 1)
Class A	(682,808)	(55,424)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	3,609,279	5,149,324
Net asset value of shares issued in reinvestment of dividends	663,894	53,190
Cost of shares reacquired	(15,824,769)	(36,405,858)

Net decrease in net assets from Fund share transactions	(11,551,596)	(31,203,344)

Total increase (decrease)	8,366,239	(23,853,962)

Net Assets:
Beginning of period	191,224,046	215,078,008

End of period(a)	$199,590,285	$191,224,046

(a) Includes undistributed net investment income of:	$249,273	$371,423

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	17

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 5 (the “Trust”), is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”), which was established as a Delaware business trust on July 8, 1999. The Trust consists of two separate funds: Prudential Jennison Conservative Growth Fund and Prudential Small-Cap Value Fund. These financial statements relate to Prudential Jennison Conservative Growth Fund (the “Fund”). The financial statements of the other fund are not presented herein.

The Fund’s investment objective is long-term capital appreciation.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust and the Fund in the preparation of the financial statements.

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Portfolio of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are

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traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Prudential Jennison Conservative Growth Fund	19

Notes to Financial Statements

(Unaudited) continued

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

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Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the current rate of exchange;

(ii) purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates of security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currencies. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability, or the level of governmental supervision and regulation of foreign securities markets.

REITs: The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period

Prudential Jennison Conservative Growth Fund	21

Notes to Financial Statements

(Unaudited) continued

is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual sources of distributions are disclosed by the REITs.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting

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principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Fund in the Trust is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest and dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services for the Fund and supervises the subadvisor’s performance of such services, PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .70% of average daily net assets on the first $500 million, .65% of average daily net assets on the next $500 million and ..60% of average daily net assets in excess of $1 billion. The effective management fee rate was .70% for the six months ended January 31, 2013.

Prudential Jennison Conservative Growth Fund	23

Notes to Financial Statements

(Unaudited) continued

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, and Class C shares of the Fund. In addition, the Fund has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), which, together with PIMS, serves as co-distributor of the Class L and Class X shares of the Fund. The Fund compensates PIMS and PAD, as applicable, for distributing and servicing the Fund’s Class A, Class B, Class C, Class L and Class X shares, pursuant to plans of distribution (the “Class A, B, C, L and X Plans”), regardless of expenses actually incurred by PIMS or PAD. The distribution fees are accrued daily and payable monthly.

Pursuant to the Class A, B, C, L and X Plans, the Fund compensates PIMS and PAD, as applicable, for distribution related activities at an annual rate of up to .30%, 1%, 1%, .50% and 1% of the average daily net assets of the Class A, B, C, L and X shares, respectively. PIMS has contractually agreed to limit such expenses to .25% of the average daily net assets of the Class A shares for the six months ended January 31, 2013.

PIMS has advised the Fund that it received $23,489 in front-end sales charges resulting from sales of Class A shares during the six months ended January 31, 2013. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended January 31, 2013 that it received $143, $4,776 and $551 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS, PAD and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

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Prudential Investment Management (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. For the six months ended January 31, 2013, PIM has been compensated approximately $3,300 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended January 31, 2013, were $125,160,808 and $136,028,551, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2013 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$174,889,309	$41,585,919	$(788,520)	$40,797,399

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

Under the Regulated Investment Company Modernization Act of 2010 (“the Act”), the Fund is permitted to carryforward capital losses incurred in the fiscal year ended July 31, 2012 (“post-enactment losses”) for an unlimited period. Post enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before July 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. No capital gains distributions are expected to be paid to shareholders until net gains

Prudential Jennison Conservative Growth Fund	25

Notes to Financial Statements

(Unaudited) continued

have been realized in excess of such losses. As of July 31, 2012, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$0

Pre-Enactment Losses:
Expiring 2013	656,000
Expiring 2017	38,614,000

$39,270,000

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class X shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. All investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% on sales of shares purchased during the first 12 months. Class X shares are sold with a contingent deferred sales charge which declines from 6% to zero depending on the period of time the shares are held. Class X shares will automatically convert to Class A shares on a quarterly basis approximately ten years after purchase. As of August 24, 2012, the last conversion of Class L shares to Class A shares was completed. There are no Class L shares outstanding and Class L shares are no longer being offered for sale. Class X shares are generally closed to new investors. The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

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Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended January 31, 2013:
Shares sold	281,728	$2,469,860
Shares issued in reinvestment of dividends	78,105	663,894
Shares reacquired	(1,327,173)	(11,619,783)

Net increase (decrease) in shares outstanding before conversion	(967,340)	(8,486,029)
Shares issued upon conversion from Class B, L and X	2,863,650	24,709,438

Net increase (decrease) in shares outstanding	1,896,310	$16,223,409

Year ended July 31, 2012:
Shares sold	463,945	$3,632,744
Shares issued in reinvestment of dividends	7,168	53,190
Shares reacquired	(2,490,738)	(19,604,869)

Net increase (decrease) in shares outstanding before conversion	(2,019,625)	(15,918,935)
Shares issued upon conversion from Class B, M and X	780,322	6,077,287

Net increase (decrease) in shares outstanding	(1,239,303)	$(9,841,648)

Class B
Six months ended January 31, 2013:
Shares sold	49,773	$392,862
Shares reacquired	(51,108)	(399,462)

Net increase (decrease) in shares outstanding before conversion	(1,335)	(6,600)
Shares reacquired upon conversion into Class A	(73,682)	(584,598)

Net increase (decrease) in shares outstanding	(75,017)	$(591,198)

Year ended July 31, 2012:
Shares sold	72,543	$515,493
Shares reacquired	(92,889)	(658,647)

Net increase (decrease) in shares outstanding before conversion	(20,346)	(143,154)
Shares reacquired upon conversion into Class A	(234,532)	(1,655,684)

Net increase (decrease) in shares outstanding	(254,878)	$(1,798,838)

Prudential Jennison Conservative Growth Fund	27

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended January 31, 2013:
Shares sold	87,673	$689,028
Shares reacquired	(427,006)	(3,363,014)

Net increase (decrease) in shares outstanding	(339,333)	$(2,673,986)

Year ended July 31, 2012:
Shares sold	133,439	$935,284
Shares reacquired	(1,632,303)	(11,702,393)

Net increase (decrease) in shares outstanding	(1,498,864)	$(10,767,109)

Class L
Period ended August 24, 2012*:
Shares reacquired	(35,967)	$(302,884)

Net increase (decrease) in shares outstanding before conversion	(35,967)	(302,884)
Shares reacquired upon conversion into Class A	(2,765,139)	(23,524,422)

Net increase (decrease) in shares outstanding	(2,801,106)	$(23,827,306)

Year ended July 31, 2012:
Shares sold	7,548	$59,219
Shares reacquired	(492,742)	(3,802,014)

Net increase (decrease) in shares outstanding	(485,194)	$(3,742,795)

Class M
Period ended April 13, 2012**:
Shares sold	34	$250
Shares reacquired	(23,014)	(154,840)

Net increase (decrease) in shares outstanding before conversion	(22,980)	(154,590)
Shares reacquired upon conversion into Class A	(403,858)	(2,815,624)

Net increase (decrease) in shares outstanding	(426,838)	$(2,970,214)

Class X
Six months ended January 31, 2013:
Shares sold	7,279	$57,529
Shares reacquired	(17,519)	(139,626)

Net increase (decrease) in shares outstanding before conversion	(10,240)	(82,097)
Shares reacquired upon conversion into Class A	(76,084)	(600,418)

Net increase (decrease) in shares outstanding	(86,324)	$(682,515)

Year ended July 31, 2012:
Shares sold	853	$6,334
Shares reacquired	(68,080)	(483,095)

Net increase (decrease) in shares outstanding before conversion	(67,227)	(476,761)
Shares reacquired upon conversion into Class A	(226,253)	(1,605,979)

Net increase (decrease) in shares outstanding	(293,480)	$(2,082,740)

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*	As of August 24, 2012, the last conversion of Class L shares to Class A shares was completed. There are no Class L shares outstanding and Class L shares are no longer being offered for sale.
**	As of April 13, 2012, the last conversation of Class M shares to Class A shares was completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale.

Note 7: Borrowing

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 15, 2012 through November 14, 2013. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Prior to November 15, 2012, the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended January 31, 2013.

Note 8. New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities”. The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not been determined.

Prudential Jennison Conservative Growth Fund	29

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended January 31,		Year Ended July 31,
	2013		2012		2011	2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$8.38		$8.02		$6.71	$6.21	$7.11	$8.75
Income (loss) from investment operations:
Net investment income (loss)	.04		.04		.02	(.01)	- (e)	- (e)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.90		.32		1.29	.48	(.90)	(.21)
Total from investment operations	.94		.36		1.31	.47	(.90)	(.21)
Less Dividends and Distributions:
Dividends from net investment income	(.04)		-	(e)	-	-	-	-
Distributions from net realized gains	-		-		-	-	-	(1.43)
Total dividends and distributions	(.04)		-	(e)	-	-	-	(1.43)
Capital Contributions(i):	-		-		-	.03	-	-
Net asset value, end of period	$9.28		$8.38		$8.02	$6.71	$6.21	$7.11
Total Return(b):	11.30%		4.54%		19.52%	8.05%	(12.66)%	(3.60)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$144,505		$114,610		$119,583	$108,221	$101,706	$114,874
Average net assets (000)	$136,748		$112,806		$117,113	$111,614	$90,330	$108,116
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	1.45%	(g)	1.45%		1.38%	1.40%	1.36%	1.28%
Expenses, excluding distribution and service (12b-1) fees	1.20%	(g)	1.20%		1.13%	1.15%	1.11%	1.03%
Net investment income (loss)	.80%	(g)	.47%		.33%	(.21)%	(.06)%	- (f)
Portfolio turnover rate	65%	(h)	208%		266%	135%	56%	58%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(e) Less than $.005 per share.

(f) Less than ..005%.

(g) Annualized.

(h) Not annualized.

(i) During the fiscal year ended July 31, 2010, the Fund received from an independent administrator, $923,971 related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares.

See Notes to Financial Statements.

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Class B Shares
	Six Months Ended January 31,		Year Ended July 31,
	2013		2012	2011	2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$7.53		$7.26	$6.12	$5.71	$6.59	$8.26
Income (loss) from investment operations:
Net investment income (loss)	-	(d)	(.02)	(.03)	(.06)	(.04)	(.06)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.82		.29	1.17	.44	(.84)	(.18)
Total from investment operations	.82		.27	1.14	.38	(.88)	(.24)
Less Distributions:
Distributions from net realized gains	-		-	-	-	-	(1.43)
Capital Contributions(g):	-		-	-	.03	-	-
Net asset value, end of period	$8.35		$7.53	$7.26	$6.12	$5.71	$6.59
Total Return(b):	10.89%		3.72%	18.63%	7.18%	(13.35)%	(4.24)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,132		$5,193	$6,853	$7,823	$8,319	$12,737
Average net assets (000)	$5,128		$5,815	$7,889	$8,532	$8,723	$16,543
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.20%	(e)	2.20%	2.13%	2.15%	2.11%	2.03%
Expenses, excluding distribution and service (12b-1) fees	1.20%	(e)	1.20%	1.13%	1.15%	1.11%	1.03%
Net investment income (loss)	.05%	(e)	(.28)%	(.42)%	(.96)%	(.82)%	(.75)%
Portfolio turnover rate	65%	(f)	208%	266%	135%	56%	58%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Less than $.005 per share.

(e) Annualized.

(f) Not annualized.

(g) During the fiscal year ended July 31, 2010, the Fund received from an independent administrator, $923,971 related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares.

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	31

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended January 31,		Year Ended July 31,
	2013		2012	2011	2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$7.53		$7.26	$6.12	$5.71	$6.59	$8.26
Income (loss) from investment operations:
Net investment income (loss)	-	(d)	(.02)	(.03)	(.06)	(.04)	(.06)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.82		.29	1.17	.44	(.84)	(.18)
Total from investment operations	.82		.27	1.14	.38	(.88)	(.24)
Less Distributions:
Distributions from net realized gains	-		-	-	-	-	(1.43)
Capital Contributions(g):	-		-	-	.03	-	-
Net asset value, end of period	$8.35		$7.53	$7.26	$6.12	$5.71	$6.59
Total Return(b):	10.89%		3.72%	18.63%	7.18%	(13.35)%	(4.24)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$48,427		$46,232	$55,417	$54,628	$58,912	$85,318
Average net assets (000)	$47,069		$49,057	$56,582	$60,302	$59,345	$102,942
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.20%	(e)	2.20%	2.13%	2.15%	2.11%	2.03%
Expenses, excluding distribution and service (12b-1) fees	1.20%	(e)	1.20%	1.13%	1.15%	1.11%	1.03%
Net investment income (loss)	.04%	(e)	(.28)%	(.42)%	(.97)%	(.82)%	(.76)%
Portfolio turnover rate	65%	(f)	208%	266%	135%	56%	58%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Less than $.005 per share.

(e) Annualized.

(f) Not annualized.

(g) During the fiscal year ended July 31, 2010, the Fund received from an independent administrator, $923,971 related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares.

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Class L Shares
	Period Ended August 24,		Year Ended July 31,
	2012(d)		2012	2011	2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$8.27		$7.93	$6.65	$6.18	$7.09	$8.75
Income (loss) from investment operations:
Net investment income (loss)	-	(e)	.02	.01	(.03)	(.02)	(.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.24		.32	1.27	.47	(.89)	(.21)
Total from investment operations	.24		.34	1.28	.44	(.91)	(.23)
Less Distributions:
Distributions from net realized gains	-		-	-	-	-	(1.43)
Capital Contributions(h):	-		-	-	.03	-	-
Net asset value, end of period	$8.51		$8.27	$7.93	$6.65	$6.18	$7.09
Total Return(b):	2.90%		4.29%	19.25%	7.61%	(12.83)%	(3.85)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$23,532		$23,162	$26,048	$26,461	$29,533	$43,369
Average net assets (000)	$23,425		$23,450	$27,206	$29,672	$29,817	$54,112
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.71%	(f)	1.70%	1.63%	1.65%	1.61%	1.53%
Expenses, excluding distribution and service (12b-1) fees	1.21%	(f)	1.20%	1.13%	1.15%	1.11%	1.03%
Net investment income (loss)	(.09)%	(f)	.22%	.08%	(.47)%	(.32)%	(.26)%
Portfolio turnover rate	65%	(g)	208%	266%	135%	56%	58%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) As of August 24, 2012, the last conversion of Class L to Class A shares was completed. There are no Class L shares outstanding and Class L shares are no longer being offered for sale.

(e) Less than $.005 per share.

(f) Annualized.

(g) Not annualized.

(h) During the fiscal year ended July 31, 2010, the Fund received from an independent administrator, $923,971 related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares.

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	33

Financial Highlights

(Unaudited) continued

Class M Shares
	Period Ended April 13,		Year Ended July 31,
	2012(d)		2011	2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$7.25		$6.12	$5.71	$6.59	$8.26
Income (loss) from investment operations:
Net investment loss	(.01)		(.03)	(.06)	(.04)	(.06)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.26		1.16	.44	(.84)	(.18)
Total from investment operations	.25		1.13	.38	(.88)	(.24)
Less Distributions:
Distributions from net realized gains	-		-	-	-	(1.43)
Capital Contributions (g):	-		-	.03	-	-
Net asset value, end of period	$7.50		$7.25	$6.12	$5.71	$6.59
Total Return(b):	3.45%		18.46%	7.18%	(13.35)%	(4.24)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$112		$3,096	$10,367	$22,893	$55,835
Average net assets (000)	$1,381		$6,623	$17,500	$31,222	$99,825
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.20%	(e)	2.13%	2.15%	2.11%	2.03%
Expenses, excluding distribution and service (12b-1) fees	1.20%	(e)	1.13%	1.15%	1.11%	1.03%
Net investment loss	(.28)%	(e)	(.40)%	(1.00)%	(.85)%	(.76)%
Portfolio turnover rate	208%	(f)	266%	135%	56%	58%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) As of April 13, 2012, the last conversion of Class M shares to Class A shares was completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale.

(e)	Annualized.
(f)	Calculated as of July 31, 2012.

(g) During the fiscal year ended July 31, 2010, the Fund received from an independent administrator, $923,971 related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares.

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Class X Shares
	Six Months Ended January 31,		Year Ended July 31,
	2013		2012	2011	2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$7.53		$7.25	$6.12	$5.71	$6.59	$8.26
Income (loss) from investment operations:
Net investment income (loss)	-	(d)	(.02)	(.03)	(.06)	(.04)	(.06)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.82		.30	1.16	.44	(.84)	(.18)
Total from investment operations	.82		.28	1.13	.38	(.88)	(.24)
Less Distributions:
Distributions from net realized gains	-		-	-	-	-	(1.43)
Capital Contributions(g):	-		-	-	.03	-	-
Net asset value, end of period	$8.35		$7.53	$7.25	$6.12	$5.71	$6.59
Total Return(b):	10.89%		3.86%	18.46%	7.18%	(13.35)%	(4.24)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,527		$2,027	$4,081	$6,395	$12,233	$23,702
Average net assets (000)	$1,787		$2,858	$5,333	$9,655	$14,957	$29,456
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.20%	(e)	2.20%	2.13%	2.15%	2.11%	2.03%
Expenses, excluding distribution and service (12b-1) fees	1.20%	(e)	1.20%	1.13%	1.15%	1.11%	1.03%
Net investment income (loss)	.04%	(e)	(.28)%	(.41)%	(.99)%	(.84)%	(.76)%
Portfolio turnover rate	65%	(f)	208%	266%	135%	56%	58%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Less than $.005 per share.

(e) Annualized.

(f) Not annualized.

(g) During the fiscal year ended July 31, 2010, the Fund received from an independent administrator, $923,971 related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares.

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	35

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates, LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Jennison Conservative Growth Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON CONSERVATIVE GROWTH FUND

SHARE CLASS	A	B	C	X
NASDAQ	TBDAX	TBDBX	TBDCX	JCGRX
CUSIP	74440V104	74440V203	74440V302	74440V609

MF503E2    0240815-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL SMALL CAP VALUE FUND

SEMIANNUAL REPORT • JANUARY 31, 2013

Fund Type

Small Cap Stock

Objective

Seeks above-average capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Funds’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2013, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo, the Rock symbol and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

March 15, 2013

Dear Shareholder:

We hope you find the semiannual report for the Prudential Small Cap Value Fund informative and useful. The report covers performance for the six-month period that ended January 31, 2013.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Small Cap Value Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Small Cap Value Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A shares have a maximum initial sales charge of 5.50%. Gross operating expenses: Class A, 1.45%; Class B, 2.15%; Class C, 2.15%; Class R, 1.90%; Class X, 2.15%; Class Z, 1.15%. Net operating expenses: Class A, 1.30%; Class B, 2.00%; Class C, 2.00%; Class R, 1.50%; Class X, 1.25%; Class Z, 1.00%, after contractual reduction. The distribution fees for Class R shares are contractually reduced through 11/30/2013.

Cumulative Total Returns (Without Sales Charges) as of 1/31/13
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	14.16%	11.36%	29.67%	166.61%	—
Class B	13.80	10.61	25.24	148.24	—
Class C	13.81	10.62	25.15	148.07	—
Class R	14.11	11.14	N/A	N/A	11.12% (4/08/11)
Class X	14.20	11.41	30.73	N/A	32.98 (8/22/05)
Class Z	14.36	11.71	N/A	N/A	11.58 (4/08/11)
Russell 2000 Value Index	16.76	17.29	31.52	170.25	—
Russell 2000 Index	15.51	15.47	35.81	176.26	—
Lipper Small-Cap Value Funds Avg.	16.96	15.77	37.21	182.80	—

Average Annual Total Returns (With Sales Charges) as of 12/31/12
		One Year	Five Years	Ten Years	Since Inception
Class A		6.17%	2.42%	8.71%	—
Class B		6.53	2.69	8.54	—
Class C		10.62	2.87	8.54	—
Class R		12.21	N/A	N/A	2.90% (04/08/11)
Class X		6.51	3.22	N/A	3.08 (8/22/05)
Class Z		12.79	N/A	N/A	3.11 (04/08/11)
Russell 2000 Value Index		18.05	3.55	9.50	—
Russell 2000 Index		16.35	3.56	9.72	—
Lipper Small-Cap Value Funds Avg.		16.27	4.26	9.88	—

2	Visit our website at www.prudentialfunds.com

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50% and a 12b-1 fee of 0.30% annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A CDSC is waived for purchases by certain retirement and/or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase, and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are not subject to a front-end sales charge, but charge a CDSC of 1% for Class C shares sold within 12 months from the date of purchase and an annual 12b-1 fee of 1%. Class R shares are not subject to a front-end sales charge, but have a 12b-1 fee of 0.75%. Class X shares are closed to new investors and are available only by exchange from the same share class of another Prudential Investments fund. Class X shares purchased are not subject to a front-end sales charge, but Class X shares are subject to a declining CDSC of 6%, 5%, 4%, 4%, 3%, 2%, 2%, and 1%, respectively, for the first eight years after purchase and a 12b-1 fee of 1% annually. Approximately 10 years after purchase, Class X shares will automatically convert to Class A shares on a monthly basis. Class Z shares are not subject to any distribution or service fees. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Without waiver of fees and/or expense subsidization, the Fund’s returns would have been lower.

Benchmark Definitions

Russell 2000 Value Index

The Russell 2000 Value Index is an unmanaged index which contains those securities in the Russell 2000 Index with a below-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth. Russell 2000 Value Index Closest Month-End to Inception cumulative total returns as of 1/31/13 are 41.21% for Class X and 10.89% for Class R and Class Z. Russell 2000 Value Index Closest Month-End to Inception average annual total returns as of 12/31/12 are 3.99% for Class X and 2.63% for Class R and Class Z.

Russell 2000 Index

The Russell 2000 Index is an unmanaged index of the 2,000 smallest U.S. companies included in the Russell 3000 Index. It gives an indication of how stock prices of smaller companies have performed. Russell 2000 Index Closest Month-End to Inception cumulative total returns as of 1/31/13 are 49.58% for Class X and 9.76% for Class R and Class Z. Russell 2000 Index Closest Month-End to Inception average annual total returns as of 12/31/12 are 4.77% for Class X and 1.87% for Class R and Class Z.

Lipper Small-Cap Value Funds Average

The Lipper Small-Cap Value Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Small-Cap Value Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Lipper Average Closest Month-End to Inception cumulative total returns as of

Prudential Small Cap Value Fund	3

Your Fund’s Performance (continued)

1/31/13 are 47.43% for Class X and 9.20% for Class R and Class Z. Lipper Average Closest Month-End to Inception average annual total returns as of 12/31/12 are 4.47% for Class X and 1.55% for Class R and Class Z.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes are measured from the closest month-end to inception date, and not from the Class’ actual inception date.

Five Largest Holdings expressed as a percentage of net assets as of 1/31/13
iShares Russell 2000 Value Index Fund, Exchange Traded Fund	1.5%
Helix Energy Solutions Group, Inc., Energy Equipment & Services	1.3
Invesco Mortgage Capital, Inc., Real Estate Investment Trusts	1.3
First American Financial Corp., Insurance	1.3
Portland General Electric Co., Electric Utilities	1.2

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 1/31/13
Commercial Banks	12.0%
Real Estate Investment Trusts	8.2
Oil, Gas & Consumable Fuels	7.5
Insurance	5.4
Healthcare Providers & Services	5.3

Industry weightings reflect only long-term investments and are subject to change.

4	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2012, at the beginning of the period, and held through the six-month period ended January 31, 2013. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

Prudential Small Cap Value Fund	5

Fees and Expenses (continued)

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Small Cap Value Fund		Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Annualized Expense Ratio Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,141.60	1.30%	$7.02
	Hypothetical	$1,000.00	$1,018.65	1.30%	$6.61

Class B	Actual	$1,000.00	$1,138.00	2.00%	$10.78
	Hypothetical	$1,000.00	$1,015.12	2.00%	$10.16

Class C	Actual	$1,000.00	$1,138.10	2.00%	$10.78
	Hypothetical	$1,000.00	$1,015.12	2.00%	$10.16

Class R	Actual	$1,000.00	$1,141.10	1.50%	$8.10
	Hypothetical	$1,000.00	$1,017.64	1.50%	$7.63

Class X	Actual	$1,000.00	$1,142.00	1.25%	$6.75
	Hypothetical	$1,000.00	$1,018.90	1.25%	$6.36

Class Z	Actual	$1,000.00	$1,143.60	1.00%	$5.40
	Hypothetical	$1,000.00	$1,020.16	1.00%	$5.09

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2013, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2013 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

6	Visit our website at www.prudentialfunds.com

Portfolio of Investments

as of January 31, 2013 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 99.2%
COMMON STOCKS 97.7%

Aerospace & Defense 1.2%
66,500	AAR Corp.	$1,253,525
12,900	Esterline Technologies Corp.*	856,431
3,300	Sypris Solutions, Inc.	13,662

		2,123,618

Air Freight & Logistics 0.3%
51,100	Air Transport Services Group, Inc.*	237,615
3,400	Atlas Air Worldwide Holdings, Inc.*	153,306
2,300	Park-Ohio Holdings Corp.*	55,522

		446,443

Airlines 2.1%
34,600	Alaska Air Group, Inc.*	1,596,098
138,100	Hawaiian Holdings, Inc.*(a)	796,837
77,400	JetBlue Airways Corp.*(a)	449,694
75,400	Republic Airways Holdings, Inc.*	632,606
9,900	Spirit Airlines, Inc.*	191,961

		3,667,196

Auto Components 1.9%
33,200	Cooper Tire & Rubber Co.	845,272
3,600	Modine Manufacturing Co.*	30,528
47,800	Standard Motor Products, Inc.(a)	1,109,438
52,600	Superior Industries International, Inc.	1,066,202
8,600	Tenneco, Inc.*	300,656

		3,352,096

Biotechnology 0.4%
37,700	Emergent Biosolutions, Inc.*	605,085

Building Products 0.1%
5,400	Patrick Industries, Inc.*	88,884

Capital Markets 0.6%
24,300	BGC Partners, Inc. (Class A Stock)	96,957
34,300	Calamos Asset Management, Inc. (Class A Stock)	357,406
4,100	Duff & Phelps Corp. (Class A Stock)	65,149
10,300	FXCM, Inc. (Class A Stock)	123,497
38,300	Investment Technology Group, Inc.*	387,596

		1,030,605

See Notes to Financial Statements.

Prudential Small Cap Value Fund	7

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Chemicals 1.7%
3,400	FutureFuel Corp.	$43,350
5,000	Koppers Holdings, Inc.	202,800
15,300	LSB Industries, Inc.*	633,420
21,500	Olin Corp.(a)	500,090
24,200	OM Group, Inc.*	668,404
23,300	Omnova Solutions, Inc.*	190,594
6,900	Schulman, (A.), Inc.	221,835
9,200	Stepan Co.	539,672

		3,000,165

Commercial Banks 12.0%
3,400	1st Source Corp.	76,840
8,500	BancFirst Corp.	347,650
55,200	Banco Latinoamericano de Comercio Exterior SA (Supranational Bank)	1,280,640
2,800	Bank of the Ozarks, Inc.	101,696
7,400	BBCN Bancorp, Inc.	89,466
37,000	Cardinal Financial Corp.	604,580
5,600	Cathay General Bancorp	108,696
1,500	Center Bancorp, Inc.	17,970
8,000	Central Pacific Financial Corp.*	128,880
600	Century Bancorp, Inc. (Class A Stock)	19,998
15,300	Chemical Financial Corp.	371,943
6,700	Citizens & Northern Corp.	133,330
15,700	City Holding Co.	593,303
11,400	Community Trust Bancorp, Inc.	384,294
22,600	Eagle Bancorp, Inc.*	509,856
4,700	East West Bancorp, Inc.	110,215
13,300	Financial Institutions, Inc.	267,197
21,200	First Community Bancshares, Inc.	338,140
30,300	First Financial Bancorp	463,287
7,800	First Financial Corp.	235,326
5,200	First Interstate Bancsystem, Inc.	89,596
12,900	First Merchants Corp.	194,145
4,600	First of Long Island Corp. (The)	134,136
53,695	FirstMerit Corp.(a)	817,775
11,900	Hanmi Financial Corp.*	195,755
4,900	Heartland Financial USA, Inc.	116,081
15,800	Independent Bank Corp.(a)	489,642
80,640	International Bancshares Corp.	1,576,512
4,800	Lakeland Financial Corp.	117,312

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Commercial Banks (cont’d.)
15,100	MainSource Financial Group, Inc.	$208,380
5,400	MB Financial, Inc.	120,798
1,200	Merchants Bancshares, Inc.	33,984
129,074	National Penn Bancshares, Inc.	1,258,472
50,400	NBT Bancorp, Inc.	1,045,296
56,300	Old National Bancorp	752,168
4,900	PacWest Bancorp	134,652
7,300	Peoples Bancorp, Inc.	158,410
19,600	Republic Bancorp, Inc. (Class A Stock)	440,412
11,700	S&T Bancorp, Inc.	215,748
23,400	Sandy Spring Bancorp, Inc.	464,490
15,300	Simmons First National Corp. (Class A Stock)	390,609
6,296	Southside Bancshares, Inc.(a)	133,097
33,700	Sterling Financial Corp.	727,583
17,600	Susquehanna Bancshares, Inc.	200,992
13,500	Tompkins Financial Corp.	552,285
1,600	Trico Bancshares	26,368
22,600	Trustmark Corp.	522,738
11,700	Union First Market Bankshares Corp.	204,516
2,800	Univest Corp. of Pennsylvania	47,264
16,200	Virginia Commerce Bancorp, Inc.*	212,868
11,000	Washington Trust Bancorp, Inc.	289,960
76,100	Webster Financial Corp.	1,693,225
36,400	WesBanco, Inc.	844,116

		20,592,692

Commercial Services & Supplies 2.6%
16,900	Consolidated Graphics, Inc.*	619,047
31,100	Deluxe Corp.(a)	1,144,169
25,800	G & K Services, Inc. (Class A Stock)	1,033,032
1,800	Intersections, Inc.	18,684
10,000	McGrath RentCorp	298,900
7,400	Quad/Graphics, Inc.(a)	160,580
14,500	UniFirst Corp.	1,185,230
1,400	United Stationers, Inc.	46,676

		4,506,318

Communications Equipment 1.0%
45,000	Black Box Corp.	1,054,350
800	InterDigital, Inc.	34,712

See Notes to Financial Statements.

Prudential Small Cap Value Fund	9

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Communications Equipment (cont’d.)
5,400	Loral Space & Communications, Inc.	$316,926
12,400	Tessco Technologies, Inc.	277,140

		1,683,128

Computers & Peripherals 0.2%
29,300	Xyratex Ltd. (Bermuda)	272,490

Construction & Engineering 0.5%
49,600	Argan, Inc.	932,480

Consumer Finance 2.4%
18,000	Cash America International, Inc.	862,380
3,400	Credit Acceptance Corp.*	338,538
5,550	DFC Global Corp.*	106,893
1,300	EZCORP, Inc. (Class A Stock)*	28,860
52,500	Nelnet, Inc. (Class A Stock)	1,597,575
15,600	World Acceptance Corp.*(a)	1,209,780

		4,144,026

Containers & Packaging 1.1%
7,300	AEP Industries, Inc.*	469,974
164,900	Boise, Inc.	1,360,425

		1,830,399

Distributors 0.1%
20,800	VOXX International Corp.*	200,928

Diversified Consumer Services 0.6%
3,100	Capella Education Co.*	84,692
2,300	Coinstar, Inc.*(a)	117,024
600	DeVry, Inc.(a)	15,102
56,200	Lincoln Educational Services Corp.	311,348
13,300	Regis Corp.(a)	236,075
4,800	Steiner Leisure Ltd. (Bahamas)*	216,240

		980,481

Diversified Telecommunication Services 0.7%
10,700	Atlantic Tele-Network, Inc.	463,096
10,200	Cbeyond, Inc.*	89,760
6,900	General Communication, Inc. (Class A Stock)*	58,719

See Notes to Financial Statements.

10	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Diversified Telecommunication Services (cont’d.)
4,500	IDT Corp. (Class B Stock)	$45,990
5,800	Iridium Communications, Inc.*	40,600
9,100	Neutral Tandem, Inc.	25,207
59,800	Premiere Global Services, Inc.*	560,326

		1,283,698

Electric Utilities 3.3%
47,700	El Paso Electric Co.	1,607,013
2,900	Empire District Electric Co. (The)	61,509
86,700	PNM Resources, Inc.	1,851,912
74,700	Portland General Electric Co.	2,145,384
3,000	Unitil Corp.	80,340

		5,746,158

Electrical Equipment 0.6%
24,400	EnerSys*	998,692

Electronic Equipment, Instruments & Components 2.2%
12,600	Electro Rent Corp.	195,048
46,600	Insight Enterprises, Inc.*	913,360
10,000	Multi-Fineline Electronix, Inc.*	159,750
19,400	Plexus Corp.*	495,088
152,000	Power-One, Inc.*	611,040
60,000	Sanmina Corp.*	571,200
1,500	ScanSource, Inc.*	43,590
24,100	SYNNEX Corp.*(a)	866,395

		3,855,471

Energy Equipment & Services 2.7%
27,000	Bristow Group, Inc.	1,538,460
97,500	Helix Energy Solutions Group, Inc.*	2,312,700
24,900	Natural Gas Services Group, Inc.*	452,931
2,600	Parker Drilling Co.*	14,612
42,300	Pioneer Energy Services Corp.*	320,634

		4,639,337

Food & Staples Retailing 1.4%
30,300	Ingles Markets, Inc. (Class A Stock)	581,457
26,800	Nash-Finch Co.	556,636
54,900	Pantry, Inc. (The)*	686,250

See Notes to Financial Statements.

Prudential Small Cap Value Fund	11

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Food & Staples Retailing (cont’d.)
32,600	Spartan Stores, Inc.	$529,424

		2,353,767

Food Products 1.1%
50,400	Fresh Del Monte Produce, Inc. (Cayman Islands)	1,328,040
6,700	Omega Protein Corp.*	46,297
5,500	Seneca Foods Corp. (Class A Stock)*	165,055
12,900	Smithfield Foods, Inc.*	300,699

		1,840,091

Gas Utilities 1.2%
1,500	Chesapeake Utilities Corp.	71,190
12,500	Laclede Group, Inc. (The)(a)	499,000
32,100	Southwest Gas Corp.	1,429,734

		1,999,924

Healthcare Equipment & Supplies 0.7%
6,400	Greatbatch, Inc.*	169,856
65,200	Invacare Corp.	1,025,596

		1,195,452

Healthcare Providers & Services 5.3%
17,200	Almost Family, Inc.	344,344
62,200	Amedisys, Inc.*	691,664
39,000	AmSurg Corp.*	1,217,190
1,100	Ensign Group, Inc. (The)	31,416
22,300	Gentiva Health Services, Inc.*	220,993
56,400	HealthSouth Corp.*	1,345,704
91,300	Kindred Healthcare, Inc.*	984,214
21,200	Magellan Health Services, Inc.*	1,087,560
6,200	National Healthcare Corp.	298,406
58,100	PharMerica Corp.*	841,288
16,000	Providence Service Corp. (The)*	296,480
75,400	Select Medical Holdings Corp.	734,396
59,700	Skilled Healthcare Group, Inc. (Class A Stock)*	317,604
44,600	Triple-S Management Corp. (Class B Stock) (Puerto Rico)*(a)	805,922

		9,217,181

Hotels, Restaurants & Leisure 2.3%
13,500	Bob Evans Farms, Inc.	597,645

See Notes to Financial Statements.

12	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure (cont’d.)
16,800	Isle of Capri Casinos, Inc.*	$118,104
30,600	Marcus Corp.	406,980
11,800	Monarch Casino & Resort, Inc.*	122,248
31,800	Multimedia Games Holding Co., Inc.*	538,692
99,800	Pinnacle Entertainment, Inc.*	1,551,890
7,700	Ruby Tuesday, Inc.*	57,981
30,700	Speedway Motorsports, Inc.	502,252
5,600	Town Sports International Holdings, Inc.	58,968

		3,954,760

Household Durables 1.0%
47,700	American Greetings Corp. (Class A Stock)(a)	763,200
16,900	CSS Industries, Inc.	383,799
9,500	NACCO Industries, Inc. (Class A Stock)	619,020

		1,766,019

Industrial Conglomerates 0.6%
400	Seaboard Corp.	1,081,324

Insurance 5.4%
16,900	American Equity Investment Life Holding Co.(a)	227,812
26,800	CNO Financial Group, Inc.	275,236
2,900	Crawford & Co. (Class B Stock)	21,083
34,500	FBL Financial Group, Inc. (Class A Stock)	1,205,085
90,400	First American Financial Corp.	2,159,656
15,100	HCC Insurance Holdings, Inc.	584,068
3,900	Homeowners Choice Inc.	88,140
7,200	Horace Mann Educators Corp.	156,528
18,700	Maiden Holdings Ltd. (Bermuda)	190,179
31,000	National Financial Partners Corp.*(a)	545,910
1,900	National Western Life Insurance Co. (Class A Stock)	310,460
4,000	Platinum Underwriters Holdings Ltd. (Bermuda)	194,920
34,600	ProAssurance Corp.	1,558,384
14,500	Stewart Information Services Corp.(a)	385,120
85,800	Symetra Financial Corp.	1,196,910
1,600	United Fire Group, Inc.	37,104
27,600	Universal Insurance Holdings, Inc.	125,304

		9,261,899

See Notes to Financial Statements.

Prudential Small Cap Value Fund	13

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Internet Software & Services 0.9%
61,700	EarthLink, Inc.	$419,560
5,400	j2 Global, Inc.	171,828
146,349	United Online, Inc.	971,757

		1,563,145

IT Services 2.4%
16,400	Acxiom Corp.*	290,772
33,900	CACI International, Inc. (Class A Stock)*(a)	1,818,057
19,500	CSG Systems International, Inc.*	367,185
7,100	Mantech International Corp. (Class A Stock)(a)	175,157
38,400	Sykes Enterprises, Inc.*	618,240
11,800	TeleTech Holdings, Inc.*	220,660
31,500	Unisys Corp.*	699,615

		4,189,686

Leisure Equipment & Products
2,300	Johnson Outdoors, Inc. (Class A Stock)*	49,404

Machinery 2.2%
9,100	Altra Holdings, Inc.	217,945
9,900	American Railcar Industries, Inc.	389,466
2,700	FreightCar America, Inc.	66,933
19,000	Hyster-Yale Materials Handling, Inc.	953,420
5,300	John Bean Technologies Corp.	99,057
2,000	Kadant, Inc.*	53,740
12,500	LB Foster Co. (Class A Stock)	541,375
1,300	Lydall, Inc.*	19,864
19,000	Sauer-Danfoss, Inc.	1,019,730
7,900	Standex International Corp.	447,535

		3,809,065

Marine 0.2%
19,800	International Shipholding Corp.	378,180

Media 2.0%
88,000	Belo Corp. (Class A Stock)	745,360
28,200	Entercom Communications Corp. (Class A Stock)*(a)	223,908
79,800	Harte-Hanks, Inc.	653,562
35,100	Journal Communications, Inc. (Class A Stock)*	192,348
39,200	LIN TV Corp. (Class A Stock)*	418,264

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Media (cont’d.)
17,400	Scholastic Corp.	$516,084
15,100	Sinclair Broadcast Group, Inc. (Class A Stock)	208,078
15,000	Valassis Communications, Inc.	420,900

		3,378,504

Metals & Mining 0.8%
11,300	Metals USA Holdings Corp.	203,174
14,400	Noranda Aluminum Holding Corp.	84,816
38,100	Worthington Industries, Inc.	1,046,988

		1,334,978

Multi-Line Retail 0.3%
5,500	Dillard’s, Inc. (Class A Stock)	464,255
4,400	Gordmans Stores, Inc.*	52,536

		516,791

Multi-Utilities 1.5%
17,800	Avista Corp.	460,308
44,000	NorthWestern Corp.	1,627,560
14,500	Vectren Corp.	457,620

		2,545,488

Oil, Gas & Consumable Fuels 7.5%
4,100	Adams Resources & Energy, Inc.	146,329
73,500	Alon USA Energy, Inc.	1,442,070
76,600	Callon Petroleum Co.*	394,490
31,200	Cloud Peak Energy, Inc.*	546,312
22,000	CVR Energy, Inc.	1,292,500
46,200	Delek US Holdings, Inc.	1,569,414
12,500	Energen Corp.	601,750
34,800	Energy XXI Bermuda Ltd. (Bermuda)	1,089,936
38,000	EPL Oil & Gas, Inc.*	929,480
31,800	REX American Resources Corp.*	694,512
31,900	Stone Energy Corp.*	717,750
44,900	Swift Energy Co.*	676,643
3,000	VAALCO Energy, Inc.*	25,470
53,200	W&T Offshore, Inc.(a)	936,320
56,900	Western Refining, Inc.	1,913,547

		12,976,523

See Notes to Financial Statements.

Prudential Small Cap Value Fund	15

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Paper & Forest Products 2.1%
55,800	Buckeye Technologies, Inc.	$1,604,250
3,900	Clearwater Paper Corp.*	176,709
23,500	KapStone Paper and Packaging Corp.	564,000
9,900	Neenah Paper, Inc.	306,306
22,300	P.H. Glatfelter Co.(a)	414,334
14,000	Schweitzer-Mauduit International, Inc.	570,360

		3,635,959

Personal Products 0.1%
7,000	USANA Health Sciences, Inc.*(a)	248,150

Pharmaceuticals 0.2%
9,100	Pozen, Inc.*	48,321
13,300	Questcor Pharmaceuticals, Inc.(a)	338,884

		387,205

Professional Services 0.5%
13,300	CBIZ, Inc.*(a)	80,598
53,500	Dolan Co. (The)*	187,785
8,000	ICF International, Inc.*	183,120
34,000	Navigant Consulting, Inc.*	392,020
3,000	VSE Corp.	72,030

		915,553

Real Estate Investment Trusts 8.2%
56,400	AG Mortgage Investment Trust, Inc.	1,432,560
17,400	American Capital Mortgage Investment Corp.	453,792
221,100	Anworth Mortgage Asset Corp.	1,384,086
55,900	Apollo Commercial Real Estate Finance, Inc.	976,014
3,600	Apollo Residential Mortgage, Inc.	81,504
139,800	ARMOUR Residential REIT, Inc.	1,003,764
129,500	Capstead Mortgage Corp.	1,603,210
120,300	Dynex Capital, Inc.	1,216,233
55,100	Hatteras Financial Corp.	1,492,108
102,900	Invesco Mortgage Capital, Inc.	2,232,930
184,800	MFA Financial, Inc.	1,661,352
10,200	PennyMac Mortgage Investment Trust	271,320
5,900	Universal Health Realty Income Trust	325,267

		14,134,140

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Road & Rail 1.7%
11,300	Amerco, Inc.	$1,519,398
20,700	Celadon Group, Inc.	410,067
17,400	Marten Transport Ltd.	354,264
21,100	Saia, Inc.*	547,334
4,600	Swift Transporation Co.*	62,836

		2,893,899

Semiconductors & Semiconductor Equipment 0.6%
2,300	Alpha & Omega Semiconductor Ltd. (Bermuda)*	18,653
59,900	Amkor Technology, Inc.*(a)	277,337
44,900	Kulicke & Soffa Industries, Inc.*	508,268
41,500	Photronics, Inc.*	248,585

		1,052,843

Software 0.1%
23,200	TeleNav, Inc.*	183,280

Specialty Retail 3.4%
35,800	ANN, Inc.*	1,104,072
6,500	Body Central Corp.*	51,675
24,600	Brown Shoe Co., Inc.	424,104
31,200	Cato Corp. (The) (Class A Stock)	860,184
4,200	Children’s Place Retail Stores, Inc. (The)*	209,328
79,800	Express, Inc.*	1,466,724
21,700	OfficeMax, Inc.	233,926
31,500	Rent-A-Center, Inc.(a)	1,123,920
41,700	Stein Mart, Inc.	351,948

		5,825,881

Textiles, Apparel & Luxury Goods 1.2%
127,000	Jones Group, Inc. (The)(a)	1,524,000
19,500	Perry Ellis International, Inc.	376,350
6,100	RG Barry Corp.	81,618

		1,981,968

Thrifts & Mortgage Finance 1.4%
6,300	Berkshire Hills Bancorp, Inc.	152,460
50,500	Dime Community Bancshares, Inc.	697,405
4,700	First Defiance Financial Corp.	96,256
11,800	Flushing Financial Corp.	186,912

See Notes to Financial Statements.

Prudential Small Cap Value Fund	17

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Thrifts & Mortgage Finance (cont’d.)
1,200	HomeStreet Inc.*	$30,264
4,500	OceanFirst Financial Corp.	63,855
8,800	Provident Financial Holdings, Inc.	146,432
25,100	Provident Financial Services, Inc.	372,233
15,000	Trustco Bank Corp.	79,350
2,200	Walker & Dunlop, Inc.*	47,256
20,300	Washington Federal, Inc.	357,077
2,600	WSFS Financial Corp.	118,222

		2,347,722

Tobacco 1.2%
37,000	Universal Corp.(a)	2,012,060

Trading Companies & Distributors 1.4%
131,200	Aircastle Ltd. (Bermuda)	1,810,560
7,300	CAI International, Inc.*	183,084
9,000	TAL International Group, Inc.(a)	377,100

		2,370,744

Water Utilities 0.1%
4,800	American States Water Co.	242,640

Wireless Telecommunication Services 0.4%
65,200	USA Mobility, Inc.	753,712

	TOTAL COMMON STOCKS (cost $143,896,282)	168,378,327

EXCHANGE TRADED FUND 1.5%
32,800	iShares Russell 2000 Value Index Fund (cost $2,376,243)	2,624,328

	TOTAL LONG-TERM INVESTMENTS (cost $146,272,525)	171,002,655

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
SHORT-TERM INVESTMENT 12.0%

AFFILIATED MONEY MARKET MUTUAL FUND
20,598,702	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $20,598,702; includes $18,653,109 of cash collateral for securities on loan)(b)(c)	$20,598,702

	TOTAL INVESTMENTS 111.2% (cost $166,871,227; Note 5)	191,601,357
	Liabilities in excess of other assets (11.2)%	(19,292,476)

	NET ASSETS 100%	$172,308,881

The following abbreviation is used in the Portfolio descriptions:

REIT—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $18,232,178; cash collateral of $18,653,109 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Small Cap Value Fund	19

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

The following is a summary of the inputs used as of January 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$168,378,327	$—	$—
Exchange Traded Fund	2,624,328	—	—
Affiliated Money Market Mutual Fund	20,598,702	—	—

Total	$191,601,357	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2013 were as follows:

Affiliated Money Market Mutual Fund (10.8% represents investments purchased with collateral from securities on loan)	12.0%
Commercial Banks	12.0
Real Estate Investment Trusts	8.2
Oil, Gas & Consumable Fuels	7.5
Insurance	5.4
Healthcare Providers & Services	5.3
Specialty Retail	3.4
Electric Utilities	3.3
Energy Equipment & Services	2.7
Commercial Services & Supplies	2.6
IT Services	2.4
Consumer Finance	2.4
Hotels, Restaurants & Leisure	2.3
Electronic Equipment, Instruments & Components	2.2
Machinery	2.2
Airlines	2.1
Paper & Forest Products	2.1
Media	2.0
Auto Components	1.9
Chemicals	1.7
Road & Rail	1.7
Exchange Traded Fund	1.5
Multi-Utilities	1.5
Trading Companies & Distributors	1.4
Food & Staples Retailing	1.4
Thrifts & Mortgage Finance	1.4
Aerospace & Defense	1.2
Tobacco	1.2
Gas Utilities	1.2
Textiles, Apparel & Luxury Goods	1.2
Food Products	1.1%
Containers & Packaging	1.1
Household Durables	1.0
Communications Equipment	1.0
Internet Software & Services	0.9
Metals & Mining	0.8
Diversified Telecommunication Services	0.7
Healthcare Equipment & Supplies	0.7
Industrial Conglomerates	0.6
Semiconductors & Semiconductor Equipment	0.6
Capital Markets	0.6
Electrical Equipment	0.6
Diversified Consumer Services	0.6
Construction & Engineering	0.5
Professional Services	0.5
Wireless Telecommunication Services	0.4
Biotechnology	0.4
Multi-Line Retail	0.3
Air Freight & Logistics	0.3
Pharmaceuticals	0.2
Marine	0.2
Computers & Peripherals	0.2
Personal Products	0.1
Water Utilities	0.1
Distributors	0.1
Software	0.1
Building Products	0.1

111.2
Liabilities in excess of other assets	(11.2)

100.0%

See Notes to Financial Statements.

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PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • JANUARY 31, 2013

Prudential Small Cap Value Fund

Statement of Assets and Liabilities

as of January 31, 2013 (Unaudited)

Assets
Investments at value, including securities on loan of $18,232,178:
Unaffiliated Investments (cost $146,272,525)	$171,002,655
Affiliated Investments (cost $20,598,702)	20,598,702
Dividends receivable	139,976
Receivable for Fund shares sold	50,323
Prepaid expenses	1,664

Total assets	191,793,320

Liabilities
Payable to broker for collateral for securities on loan	18,653,109
Payable for Fund shares reacquired	449,272
Accrued expenses and other liabilities	217,577
Management fee payable	79,104
Distribution fee payable	61,345
Affiliated transfer agent fee payable	22,577
Deferred trustees’ fees	1,455

Total liabilities	19,484,439

Net Assets	$172,308,881

Net assets were comprised of:
Shares of beneficial interest, at par	$11,399
Paid-in capital, in excess of par	164,775,329

164,786,728
Accumulated net investment loss	(24,449)
Accumulated net realized loss on investment and foreign currency transactions	(17,183,528)
Net unrealized appreciation on investments and foreign currencies	24,730,130

Net assets, January 31, 2013	$172,308,881

See Notes to Financial Statements.

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Class A:
Net assets value and redemption price per share
($113,360,803 ÷ 7,308,409 shares of common stock issued and outstanding)	$15.51
Maximum sales charge (5.50% of offering price)	.90

Maximum offering price to public	$16.41

Class B:
Net assets value and redemption price per share
($6,009,163 ÷ 431,125 shares of common stock issued and outstanding)	$13.94

Class C:
Net assets value and redemption price per share
($33,041,668 ÷ 2,371,814 shares of common stock issued and outstanding)	$13.93

Class R:
Net assets value and redemption price per share
($27,239 ÷ 1,757 shares of common stock issued and outstanding)	$15.50

Class X:
Net assets value and redemption price per share
($523,533 ÷ 36,912 shares of common stock issued and outstanding)	$14.18

Class Z:
Net assets value and redemption price per share
($19,346,475 ÷ 1,249,071 shares of common stock issued and outstanding)	$15.49

See Notes to Financial Statements.

Prudential Small Cap Value Fund	23

Statement of Operations

Six Months Ended January 31, 2013 (Unaudited)

Net Income
Income
Unaffiliated dividend income	$3,377,118
Affiliated income from securities lending, net	46,806
Affiliated dividend income	1,685

3,425,609

Expenses
Management fee	583,180
Distribution fee—Class A	162,384
Distribution fee—Class B	32,659
Distribution fee—Class C	160,097
Distribution fee—Class L	2,281
Distribution fee—Class R	58
Distribution fee—Class X	775
Transfer agent’s fees and expenses (including affiliated expense of $34,000)	205,000
Registration fees	56,000
Custodian’s fees and expenses	42,000
Reports to shareholders	27,000
Audit fee	15,000
Legal fee	11,000
Trustees’ fees	7,000
Insurance expense	2,000
Commitment fee on syndicated credit agreement	1,000
Loan interest expense (Note 7)	178
Miscellaneous	5,292

Total expenses	1,312,904
Less: advisory fee waivers and expense reimbursements	(124,963)

Net expenses	1,187,941

Net investment income	2,237,668

Net Realized And Unrealized Gain On Investments
Net realized gain on investment transactions	4,825,257
Net change in unrealized appreciation on investments	14,921,532

Net gain on investments	19,746,789

Net Increase In Net Assets Resulting From Operations	$21,984,457

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2013	Year Ended July 31, 2012
Increase (Decrease) In Net Assets
Operations
Net investment income	$2,237,668	$2,144,088
Net realized gain on investment transactions	4,825,257	20,073,812
Net change in unrealized appreciation (depreciation) on investments	14,921,532	(21,742,203)

Net increase in net assets resulting from operations	21,984,457	475,697

Dividends and Distributions (Note 1)
Dividends from net investment income:
Class A	(2,359,491)	(714,901)
Class B	(112,299)	(10,176)
Class C	(566,766)	(37,178)
Class L	—	(32,571)
Class M	—	(3,917)
Class R	(471)	(1,419)
Class X	(13,802)	(10,546)
Class Z	(422,657)	(216,243)

	(3,475,486)	(1,026,951)

Capital Contributions (Note 2)
Class X	—	60

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	6,355,123	8,841,906
Net asset value of shares issued in reinvestment of dividends and distributions	3,239,543	957,561
Cost of shares reacquired	(20,617,259)	(40,551,126)

Net decrease in net assets resulting from Fund share transactions	(11,022,593)	(30,751,659)

Total increase (decrease)	7,486,378	(31,302,853)

Net Assets
Beginning of period	164,822,503	196,125,356

End of period(a)	$172,308,881	$164,822,503

(a) Includes undistributed net income of:	$—	$1,213,369

See Notes to Financial Statements.

Prudential Small Cap Value Fund	25

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 5 (the “Trust”), is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Company was established as a Delaware business trust on July 8, 1999. The Trust consists of two separate funds: Prudential Small Cap Value Fund (“Small Cap Value”) and Prudential Jennison Conservative Growth Fund. These financial statements relate to Small Cap Value (the “Fund”). The financial statements of the other fund are not represented herein.

The Fund’s investment objective is above average capital appreciation.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust and the Fund in the preparation of their financial statements.

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees has delegated fair valuation responsibilities to Prudential Investment LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Portfolio to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Fund’s Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that

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are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, and cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing model with input from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Prudential Small Cap Value Fund	27

Notes to Financial Statements

(Unaudited) continued

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

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Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal year, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities held at the end of the fiscal year. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal year. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at year-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledges by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Prudential Small Cap Value Fund	29

Notes to Financial Statements

(Unaudited) continued

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions on sales of portfolio securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to its respective class), unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital gain, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Fund in the Trust is treated as a separate tax-paying entity. It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest and dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

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Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PI pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI accrued daily and payable monthly, at an annual rate 0.70% of the Fund’s average daily net assets. The effective management fee rate was 0.70% for the six months ended January 31, 2013.

PI has contractually agreed to waive up to 0.15% of its management fee to the extent that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) exceed 0.94% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund also has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), pursuant to which PAD, along with PIMS serves as co-distributor of the Fund’s Class L and Class X shares. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The Fund compensates PIMS and PAD for distributing and servicing the Fund’s Class L and Class X shares (the “Class L and X Plans”). The distribution fees are accrued daily and paid monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to Class A, B, C, L, R and X Plans, the Fund compensates PIMS and PAD for distribution related activities at an annual rate of up to 0.30%, 1%, 1%, 0.50%, 0.75% and 1% of the average daily net assets of the Class A, B, C, L, R and X shares, respectively. PIMS contractually agreed to limit such fees to 0.50% of the average net assets of Class R shares.

Management has received the maximum allowable amount of sales charges for Class X in accordance with regulatory limits. As such, any contingent deferred sales charges received by the manager are contributed back into the Fund and included in the Statement of Changes and Financial Highlights as a contribution of capital.

Prudential Small Cap Value Fund	31

Notes to Financial Statements

(Unaudited) continued

During the year ended July 31, 2008, management determined that Class M and X shareholders had been charged sales charges in excess of regulatory limits. The Manager has paid these classes for the overcharge which is reflected as a contribution to capital in the Financial Highlights for the year ended July 31, 2008.

PIMS has advised the Fund that it has received $15,849 in front-end sales charges resulting from sales of Class A shares, during the six months ended January 31, 2013. From these fees, PIMS paid such sales charges to affiliated broker/dealers, which in turn paid commissions to sales persons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended January 31, 2013, it received $29, $4,660 and $453 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS and PAD are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Funds’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out of pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended January 31, 2013, PIM has been compensated approximately $14,000 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended January 31, 2013 aggregated $48,189,565 and $61,608,147 respectively.

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Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2013 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$167,261,290	$31,491,415	$(7,151,348)	$24,340,067

The difference between book basis and tax basis were attributable to deferred losses on wash sales, investments in passive foreign investment companies and other cost basis differences between financial reporting and tax accounting.

Under the Regulated Investment Company Modernization Act of 2010 (“the Act”), the Fund is permitted to carryforward capital losses incurred in the fiscal year ended July 31, 2012 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before July 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. The Fund utilized approximately $20,134,000 of its pre-enactment losses to offset net taxable gains realized in the fiscal year ended July 31, 2012. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of July 31, 2012, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$0

Pre-Enactment Losses:
Expiring 2016	7,357,000
Expiring 2018	14,393,000

$21,750,000

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Prudential Small Cap Value Fund	33

Notes to Financial Statements

(Unaudited) continued

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R, Class X and Class Z shares. Class A shares are sold with a maximum front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $ 1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A DCSC is waived for purchases by certain retirement or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% during the first 12 months. Class X shares are sold with a CDSC which declines from 6 % to zero depending on the period of time the shares are held. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class X shares are closed to most new initial purchases (with the exception of reinvested dividends). Class X shares are only available through exchange from the same class of shares of certain other Prudential Investments Mutual Funds. As of August 24, 2012, the last conversion of Class L shares to Class A shares was completed. There are no Class L shares outstanding and Class L shares are no longer being offered for sale. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other shares of the Fund as presented in the table of transactions in shares of beneficial interest. The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

At January 31, 2013, 122 shares of Class A, 248 shares of Class R and 72 shares of Class Z were owned by the Manager and its affiliates, respectively.

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Transactions in shares of beneficial interest during the six months ended January 31, 2013 were as follows:

Fund	Shares Sold	Shares Issued in Reinvestment of Dividends and Distributions	Shares Reacquired	Shares Issued/ Reacquired upon Conversion from Class B, Class L, Class X to Class A	Net Increase (Decrease) in Shares Outstanding
Class A	204,069	159,699	(819,301)	544,897	89,364
Class B	16,870	8,345	(45,914)	(103,366)	(124,065)
Class C	36,414	39,077	(224,784)	—	(149,293)
Class L	176	—	(8,297)	(436,863)	(444,984)
Class R	243	34	(4)	—	273
Class X	94	1,064	(3,097)	(19,591)	(21,530)
Class Z	181,311	29,096	(344,021)	—	(133,614)

Fund	Net Proceeds from Shares Sold	Net Asset Value of Shares Issued in Reinvestment of Dividends and Distributions	Cost of Shares Reacquired	Net Asset Value of Shares Issued/ Reacquired upon Conversion from Class B, Class L, Class X to Class A	Net Increase (Decrease) in Net Assets from Fund Share Outstanding
Class A	$2,978,096	$2,224,795	$(11,913,491)	$7,751,183	$1,040,583
Class B	217,609	104,929	(596,964)	(1,362,048)	(1,636,474)
Class C	466,450	491,546	(2,914,554)	—	(1,956,558)
Class L	2,445	—	(117,241)	(6,129,098)	(6,243,894)
Class R	3,575	471	(64)	—	3,982
Class X	1,194	13,556	(40,756)	(260,037)	(286,043)
Class Z	2,685,754	404,246	(5,034,189)	—	(1,944,189)

Prudential Small Cap Value Fund	35

Notes to Financial Statements

(Unaudited) continued

Transactions in shares of beneficial interest during the year ended July 31, 2012 were as follows:

Fund	Shares Sold	Shares Issued in Reinvestment of Dividends and Distributions	Shares Reacquired	Shares Issued/ Reacquired upon Conversion from Class B, Class M, Class X to Class A	Net Increase (Decrease) in Shares Outstanding
Class A	474,170	53,518	(1,632,434)	295,517	(809,229)
Class B	40,877	849	(129,980)	(207,806)	(296,060)
Class C	65,935	2,839	(590,495)	—	(521,721)
Class L	121	2,580	(64,076)	—	(61,375)
Class M	343	335	(5,597)	(65,807)	(70,726)
Class R	835	114	(20,135)	—	(19,186)
Class X	261	914	(14,341)	(52,865)	(66,031)
Class Z	92,414	16,219	(660,619)	—	(551,986)

Fund	Net Proceeds from Shares Sold	Net Asset Value of Shares Issued in Reinvestment of Dividends and Distributions	Cost of Shares Reacquired	Net Asset Value of Shares Issued/ Reacquired upon Conversion from Class B, Class M, Class X to Class A	Net Increase (Decrease) in Net Assets from Fund Share Outstanding
Class A	$6,313,294	$666,837	$(21,791,369)	$3,977,565	$(10,833,673)
Class B	496,602	9,544	(1,569,626)	(2,513,949)	(3,577,429)
Class C	800,111	31,912	(7,182,896)	—	(6,350,873)
Class L	1,674	31,995	(862,362)	—	(828,693)
Class M	4,220	3,814	(63,506)	(808,525)	(863,997)
Class R	10,622	1,419	(260,376)	—	(248,335)
Class X	3,376	10,442	(177,395)	(655,091)	(818,668)
Class Z	1,212,007	201,598	(8,643,596)	—	(7,229,991)

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Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 15, 2012 through November 14, 2013. The Funds pay an annualized commitment fee of 0.08% of the unused portion of the SCA. Prior to November 15, 2012, the Funds had another Syndicated Credit Agreement with substantially similar terms. Interest on any borrowings under these SCAs is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the six months ended January 31, 2013. The Fund had an outstanding balance of $873,000 for five days at an interest rate of 1.46%. At January 31, 2013, the Fund did not have an outstanding loan amount.

Note 8. New Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities”. The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

Prudential Small Cap Value Fund	37

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended January 31,		Year Ended July 31,
	2013(b)		2012(b)		2011(b)		2010(b)	2009(b)	2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.90		$13.85		$11.53		$9.64	$12.31	$17.66
Income (loss) from investment operations:
Net investment income	.21		.19		.04		.02	.09	.16
Net realized and unrealized gain (loss) on investments	1.72		(.05)		2.28		1.90	(2.58)	(2.04)
Total from investment operations	1.93		.14		2.32		1.92	(2.49)	(1.88)
Less Dividends and Distributions:
Dividends from net investment income	(.32)		(.09)		-		(.03)	(.17)	(.18)
Distributions from net realized gains on investments	-		-		-		-	(.01)	(3.29)
Total dividends and distributions	(.32)		(.09)		-		(.03)	(.18)	(3.47)
Net asset value, end of period	$15.51		$13.90		$13.85		$11.53	$9.64	$12.31
Total Return(a)	14.16%		1.11%		20.12%		20.00%	(20.04)%	(11.38)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$113,361		$100,319		$111,163		$57,017	$51,783	$65,910
Average net assets (000)	$107,374		$102,153		$77,514		$56,445	$49,480	$79,838
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.30%	(e)(f)	1.31%	(e)	1.63%	(e)	1.60%	1.65%	1.40% (c)
Expenses, excluding distribution and service (12b-1) fees	1.00%	(e)(f)	1.01%	(e)	1.33%	(e)	1.30%	1.35%	1.12%
Net investment income	2.84%	(e)(f)	1.38%	(e)	.26%	(e)	.18%	.96%	1.12%
Portfolio turnover rate	29%	(g)	46%		23%		21%	34%	19%

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on average shares outstanding during the period.

(c) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily assets of the Class A shares through November 30, 2007.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) Effective April 16, 2011, the Manager of the Fund has contractually agreed to waive up to .15% of its management fee to the extent that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) exceed .94% of the Fund’s average daily net assets. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been 1.68%, 1.38% and .21%, respectively, for the year ended July 31, 2011, 1.46%, 1.16% and 1.23%, respectively, for the year ended July 31, 2012 and 1.45%, 1.15% and 2.69%, respectively, for the six months ended January 31, 2013.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

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Class B Shares
	Six Months Ended January 31,		Year Ended July 31,
	2013(b)		2012(b)		2011(b)		2010(b)	2009(b)	2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.48		$12.44		$10.43		$8.75	$11.17	$16.35
Income (loss) from investment operations:
Net investment income (loss)	.14		.08		(.05)		(.05)	.03	.05
Net realized and unrealized gain (loss) on investments	1.56		(.03)		2.06		1.73	(2.34)	(1.89)
Total from investment operations	1.70		.05		2.01		1.68	(2.31)	(1.84)
Less Dividends and Distributions:
Dividends from net investment income	(.24)		(.01)		-		-	(.10)	(.05)
Distributions from net realized gains on investments	-		-		-		-	(.01)	(3.29)
Total dividends and distributions	(.24)		(.01)		-		-	(.11)	(3.34)
Net asset value, end of period	$13.94		$12.48		$12.44		$10.43	$8.75	$11.17
Total Return(a)	13.80%		.44%		19.27%		19.20%	(20.59)%	(12.08)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,009		$6,928		$10,593		$7,511	$7,594	$14,080
Average net assets (000)	$6,479		$8,587		$8,883		$7,782	$9,171	$19,290
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.00%	(d)(e)	2.01%	(d)	2.33%	(d)	2.30%	2.35%	2.12%
Expenses, excluding distribution and service (12b-1) fees	1.00%	(d)(e)	1.01%	(d)	1.33%	(d)	1.30%	1.35%	1.12%
Net investment income (loss)	2.09%	(d)(e)	.67%	(d)	(.45)%	(d)	(.51)%	.32%	.41%
Portfolio turnover rate	29%	(f)	46%		23%		21%	34%	19%

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Effective April 16, 2011, the Manager of the Fund has contractually agreed to waive up to .15% of its management fee to the extent that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) exceed .94% of the Fund’s average daily net assets. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been 2.38%, 1.38% and (.50)%, respectively, for the year ended July 31, 2011, 2.16%, 1.16% and .52%, respectively, for the year ended July 31, 2012 and 2.15%, 1.15% and 1.94%, respectively, for the six months ended January 31, 2013.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Small Cap Value Fund	39

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended January 31,		Year Ended July 31,
	2013(b)		2012(b)		2011(b)		2010(b)	2009(b)	2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.47		$12.44		$10.43		$8.75	$11.17	$16.35
Income (loss) from investment operations:
Net investment income (loss)	.14		.08		(.05)		(.05)	.03	.05
Net realized and unrealized gain (loss) on investments	1.56		(.04)		2.06		1.73	(2.34)	(1.89)
Total from investment operations	1.70		.04		2.01		1.68	(2.31)	(1.84)
Less Dividends and Distributions:
Dividends from net investment income	(.24)		(.01)		-		-	(.10)	(.05)
Distributions from net realized gains on investments	-		-		-		-	(.01)	(3.29)
Total dividends and distributions	(.24)		(.01)		-		-	(.11)	(3.34)
Net asset value, end of period	$13.93		$12.47		$12.44		$10.43	$8.75	$11.17
Total Return(a)	13.81%		.36%		19.27%		19.20%	(20.59)%	(12.08)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$33,042		$31,445		$37,844		$26,452	$29,292	$49,257
Average net assets (000)	$31,759		$33,455		$30,988		$28,298	$33,470	$65,961
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.00%	(d)(e)	2.01%	(d)	2.33%	(d)	2.30%	2.35%	2.12%
Expenses, excluding distribution and service (12b-1) fees	1.00%	(d)(e)	1.01%	(d)	1.33%	(d)	1.30%	1.35%	1.12%
Net investment income (loss)	2.13%	(d)(e)	.68%	(d)	(.45)%	(d)	(.52)%	.30%	.40%
Portfolio turnover rate	29%	(f)	46%		23%		21%	34%	19%

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Effective April 16, 2011, the Manager of the Fund has contractually agreed to waive up to .15% of its management fee to the extent that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) exceed .94% of the Fund’s average daily net assets. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been 2.38%, 1.38% and (.50)%, respectively, for the year ended July 31, 2011, 2.16%, 1.16% and .53%, respectively, for the year ended July 31, 2012 and 2.15%, 1.15% and 1.98%, respectively, for the six months ended January 31, 2013.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

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Class L Shares
	Period Ended August 24,		Year Ended July 31,
	2012(d)(h)		2012(d)		2011(d)		2010(d)	2009(d)	2008(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.81		$13.76		$11.48		$9.60	$12.27	$17.61
Income (loss) from investment operations:
Net investment income (loss)	.01		.16		-	(a)	- (a)	.08	.13
Net realized and unrealized gain (loss) on investments	.21		(.04)		2.28		1.90	(2.60)	(2.04)
Total from investment operations	.22		.12		2.28		1.90	(2.52)	(1.91)
Less Dividends and Distributions:
Dividends from net investment income	-		(.07)		-		(.02)	(.14)	(.14)
Distributions from net realized gains on investments	-		-		-		-	(.01)	(3.29)
Total dividends and distributions	-		(.07)		-		(.02)	(.15)	(3.43)
Net asset value, end of period	$14.03		$13.81		$13.76		$11.48	$9.60	$12.27
Total Return(b)	1.59%		.90%		19.86%		19.77%	(20.32)%	(11.61)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,129		$6,143		$6,966		$6,740	$6,821	$11,669
Average net assets (000)	$6,168		$6,353		$7,213		$7,066	$7,602	$14,718
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.51%	(e)(f)	1.51%	(e)	1.83%	(e)	1.80%	1.85%	1.62%
Expenses, excluding distribution and service (12b-1) fees	1.01%	(e)(f)	1.01%	(e)	1.33%	(e)	1.30%	1.35%	1.12%
Net investment income (loss)	1.15%	(e)(f)	1.17%	(e)	.02%	(e)	(.02)%	.80%	.90%
Portfolio turnover rate	29%	(g)	46%		23%		21%	34%	19%

(a) Less than $0.005.

(b) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Calculations are based on average shares outstanding during the period.

(e) Effective April 16, 2011, the Manager of the Fund has contractually agreed to waive up to .15% of its management fee to the extent that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) exceed .94% of the Fund’s average daily net assets. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been 1.88%, 1.38% and (.03)%, respectively, for the year ended July 31, 2011, 1.66%, 1.16% and 1.02%, respectively, for the year ended July 31, 2012 and 1.66%, 1.16% and 1.00%, respectively, for the period ended August 24, 2012.

(f) Annualized.

(g) Calculated as of January 31, 2013.

(h) As of August 24, 2012, the last conversion of Class L shares was completed. There are no shares outstanding and Class L shares are no longer being offered for sale.

See Notes to Financial Statements.

Prudential Small Cap Value Fund	41

Financial Highlights

(Unaudited) continued

Class M Shares
	Period Ended April 13,		Year Ended July 31,
	2012(d)(h)		2011(d)		2010(d)	2009(d)	2008(d)	2007(d)(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.65		$10.52		$8.80	$11.24	$16.37	$16.18
Income (loss) from investment operations:
Net investment income	.12		.04		.02	.10	.14	.06
Net realized and unrealized gain (loss) on investments	.15		2.09		1.73	(2.36)	(1.88)	1.05
Total from investment operations	.27		2.13		1.75	(2.26)	(1.74)	1.11
Less Dividends and Distributions:
Dividends from net investment income	(.10)		-		(.04)	(.18)	(.12)	-
Distributions from net realized gains on investments	-		-		-	(.01)	(3.29)	(.94)
Total dividends and distributions	(.10)		-		(.04)	(.19)	(3.41)	(.94)
Capital Contributions	-		-	(e)	.01	.01	.02	.02
Net asset value, end of period	$12.82		$12.65		$10.52	$8.80	$11.24	$16.37
Total Return(a)	2.26%		20.25%		20.06%	(19.77)%	(11.22)%	6.73%

Ratios/Supplemental Data:
Net assets, end of period (000)	$21		$894		$2,593	$6,781	$17,866	$40,602
Average net assets (000)	$415		$1,831		$4,933	$10,095	$27,565	$54,949
Ratios to average net assets(b):
Expenses, including distribution and service (12b-1) fees(c)	1.22%	(f)(g)	1.58%	(f)	1.55%	1.60%	1.45%	1.85%
Expenses, excluding distribution and service (12b-1) fees	.97%	(f)(g)	1.33%	(f)	1.30%	1.35%	1.12%	1.08%
Net investment income	1.41%	(f)(g)	.31%	(f)	.25%	1.11%	1.07%	.34%
Portfolio turnover rate	46%	(i)	23%		21%	34%	19%	63%

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Does not include expenses of the underlying portfolios in which the Fund invests.

(c) Certain information has been adjusted to reflect a manager payment for sales charges incurred by shareholders in excess of regulatory limits.

(d) Calculations are based on average shares outstanding during the period.

(e) Less than $.005.

(f) Effective April 16, 2011, the Manager of the Fund has contractually agreed to waive up to .15% of its management fee to the extent that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) exceed .94% of the Fund’s average daily net assets. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been 1.63%, 1.38% and .26%, respectively, for the year ended July 31, 2011 and 1.37%, 1.12% and 1.26%, respectively, for the period ended April, 13, 2012.

(g) Annualized.

(h) As of April 13, 2012, the last conversion of Class M shares was completed. There are no shares outstanding and Class M shares are no longer being offered for sale.

(i) Calculated as of July 31, 2012.

See Notes to Financial Statements.

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Class R Shares
	Six Months Ended January 31,		Year Ended July 31,		April 08, 2011(a) through July 31,
	2013(d)		2012(d)		2011(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.87		$13.76		$14.32
Income (loss) from investment operations:
Net investment income (loss)	.19		.15		.01
Net realized and unrealized gain on investments	1.73		.03		(.57)
Total from investment operations	1.92		.18		(.56)
Less Dividends and Distributions:
Dividends from net investment income	(.29)		(.07)		-
Distributions from net realized gains on investments	-		-		-
Total dividends and distributions	(.29)		(.07)		-
Net asset value, end of period	$15.50		$13.87		$13.76
Total Return(b)	14.11%		1.34%		(3.91)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$27		$21		$284
Average net assets (000)	$23		$113		$298
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees(f)	1.50%	(c)(g)	1.47%	(g)	1.83%	(c)(g)
Expenses, excluding distribution and service (12b-1) fees	1.00%	(c)(g)	.97%	(g)	1.33%	(c)(g)
Net investment income	2.67%	(c)(g)	1.16%	(g)	.23%	(c)(g)
Portfolio turnover rate	29%	(h)	46%		23%

(a) Inception date of Class R shares.

(b) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Annualized.

(d) Calculations are based on average shares outstanding during the period.

(e) Does not include expenses of the underlying portfolios in which the Fund invests.

(f) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

(g) Effective April 16, 2011, the Manager of the Fund has contractually agreed to waive up to .15% of its management fee to the extent that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) exceed .94% of the Fund’s average daily net assets. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been 1.88%, 1.38% and .18%, respectively, for the period ended July 31, 2011, 1.62%, 1.12% and 1.01%, respectively, for the year ended July 31, 2012 and 1.65%, 1.15% and 2.52%, respectively, for the six months ended January 31, 2013.

(h) Not annualized.

See Notes to Financial Statements.

Prudential Small Cap Value Fund	43

Financial Highlights

(Unaudited) continued

Class X Shares
	Six Months Ended January 31,		Year Ended July 31,
	2013(d)		2012(d)		2011(d)		2010(d)	2009(d)	2008(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.74		$12.70		$10.57		$8.84	$11.26	$16.41
Income (loss) from investment operations:
Net investment income (loss)	.18		.18		.03		.02	.09	.13
Net realized and unrealized gain (loss) on investments	1.59		(.04)		2.10		1.75	(2.36)	(1.90)
Total from investment operations	1.77		.14		2.13		1.77	(2.27)	(1.77)
Less Dividends and Distributions:
Dividends from net investment income	(.33)		(.10)		-		(.04)	(.16)	(.10)
Distributions from net realized gains on investments	-		-		-		-	(.01)	(3.29)
Total dividends and distributions	(.33)		(.10)		-		(.04)	(.17)	(3.39)
Capital Contributions	-		-	(a)	-	(a)	- (a)	.02	.01
Net asset value, end of period	$14.18		$12.74		$12.70		$10.57	$8.84	$11.26
Total Return(b)	14.20%		1.22%		20.15%		20.08%	(19.74)%	(11.45)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$524		$745		$1,581		$2,424	$3,865	$8,620
Average net assets (000)	$615		$1,115		$2,144		$3,204	$5,161	$10,611
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees(c)	1.25%	(f)(g)	1.26%	(f)	1.58%	(f)	1.55%	1.60%	1.55%
Expenses, excluding distribution and service (12b-1) fees	1.00%	(f)(g)	1.01%	(f)	1.33%	(f)	1.30%	1.35%	1.12%
Net investment income (loss)	2.76%	(f)(g)	1.44%	(f)	.29%	(f)	.25%	1.09%	.97%
Portfolio turnover rate	29%	(h)	46%		23%		21%	34%	19%

(a) Less than $0.005.

(b) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Certain information has been adjusted to reflect a manager payment for sales charges incurred by shareholders in excess of regulatory limits.

(d) Calculations are based on average shares outstanding during the period.

(e) Does not include expenses of the underlying portfolios in which the Fund invests.

(f) Effective April 16, 2011, the Manager of the Fund has contractually agreed to waive up to .15% of its management fee to the extent that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) exceed .94% of the Fund’s average daily net assets. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been 1.63%, 1.38% and .24%, respectively, for the year ended July 31, 2011, 1.41%, 1.16% and 1.29%, respectively, for the year ended July 31, 2012 and 1.40%, 1.15% and 2.61%, respectively, for the six months ended January 31, 2013.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

44	Visit our website at www.prudentialfunds.com

Class Z Shares
	Six Months Ended January 31,		Year Ended July 31,		April 08, 2011(a) through July 31,
	2013(d)		2012(d)		2011(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.90		$13.85		$14.40
Income (loss) from investment operations:
Net investment income	.22		.22		.03
Net realized and unrealized (gain) loss on investments	1.73		(.04)		(.58)
Total from investment operations	1.95		.18		(.55)
Less Dividends and Distributions:
Dividends from net investment income	(.36)		(.13)		-
Distributions from net realized gains on investments	-		-		-
Total dividends and distributions	(.36)		(.13)		-
Net asset value, end of period	$15.49		$13.90		$13.85
Total Return(b)	14.36%		1.44%		(3.82)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$19,346		$19,222		$26,799
Average net assets (000)	$18,111		$21,344		$29,388
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.00%	(c)(f)	1.01%	(f)	1.33%	(c)(f)
Expenses, excluding distribution and service (12b-1) fees	1.00%	(c)(f)	1.01%	(f)	1.33%	(c)(f)
Net investment income	3.07%	(c)(f)	1.68%	(f)	.71%	(c)(f)
Portfolio turnover rate	29%	(g)	46%		23%

(a) Inception date of Class Z shares.

(b) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Annualized.

(d) Calculations are based on average shares outstanding during the period.

(e) Does not include expenses of the underlying portfolios in which the Fund invests.

(f) Effective April 16, 2011, the Manager of the Fund has contractually agreed to waive up to .15% of its management fee to the extent that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) exceed .94% of the Fund’s average daily net assets. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been 1.38%, 1.38% and .66%, respectively, for the period ended July 31, 2011, 1.16%, 1.16% and 1.53%, respectively, for the year ended July 31, 2012 and 1.15%, 1.15% and 2.92%, respectively, for the six months ended January 31, 2013.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Small Cap Value Fund	45

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Funds has delegated to the Funds’ investment subadvisers responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Funds. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and on the Securities and Exchange Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Annuities Distributors, Inc.	One Corporate Drive Shelton, CT 06484

	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Small Cap Value Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL SMALL CAP VALUE FUND

SHARE CLASS	A	B	C	R	X	Z
NASDAQ	PZVAX	PZVBX	PZVCX	PSVRX	N/A	PSVZX
CUSIP	74440V708	74440V807	74440V880	74440V849	74440V856	74440V831

MF504E2    0240814-00001-00

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a) (1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 5

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	March 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 21, 2013

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	March 21, 2013